UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN BOND FUND CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005  (unaudited)

                                                   Principal
                                                      Amount
                                                       (000)       U.S. $ Value

CORPORATE DEBT OBLIGATIONS-80.7%
Automotive-0.9%
    DaimlerChrysler North America
    4.875%, 6/15/10 *                                $ 3,150      $   3,075,619
    General Motors Acceptance Corp.
    8.00%, 11/01/31 *                                  1,505          1,441,611
    General Motors Corp.
    7.75%, 3/15/36 (a)*                               10,000          2,250,000
                                                                  -------------
                                                                      6,767,230
                                                                  -------------
Banking-9.4%
    CA Preferred Funding Trust
    7.00%, 1/30/49                                     9,000          9,304,200
    Dime Capital Trust I
    Series A
    9.33%, 5/06/27                                     9,028          9,881,670
    Dresdner Funding Trust I
    8.151%, 6/30/31 (b)*                              10,000         12,294,840
    Great Western Financial Trust II
    8.206%, 2/01/27                                   14,456         15,437,085
    Mizuho Finance Group
    8.375%, 4/27/09                                   14,000         15,169,000
    Russian Standard Finance
    7.50%, 10/07/10 (b)                                1,314          1,279,508
    Zions Bancorp.
    5.50%, 11/16/15 *                                  4,500          4,533,223
                                                                  -------------
                                                                     67,899,526
                                                                  -------------
Broadcasting/Media-6.0%
    BSKYB Finance UK Plc
    6.50%, 10/15/35 (b)                                4,000          3,985,904
    News America, Inc.
    5.30%, 12/15/14 *                                  7,000          6,947,556
    6.40%, 12/15/35 (b)                                5,000          5,039,685
    Time Warner, Inc.
    6.875%, 5/01/12 *                                 15,000         15,967,200
    7.70%, 5/01/32 *                                  10,000         11,246,590
                                                                  -------------
                                                                     43,186,935
                                                                  -------------
Building/Real Estate-2.4%
    Developers Diversified Realty Corp.
    5.375%, 10/15/12                                   3,850          3,791,911
    ERP Operating L.P.
    5.125%, 3/15/16 *                                  8,800          8,475,843
    KB HOME
    5.875%, 1/15/15 *                                  5,000          4,715,405
                                                                  -------------
                                                                     16,983,159
                                                                  -------------

Cable-5.3%
    AT&T Broadband Corp.
    9.455%, 11/15/22 *                                20,420         26,754,223
    British Sky Broadcasting Group Plc
    8.20%, 7/15/09 *                                   4,000          4,371,792
    DirecTV Holdings LLC
    6.375%, 6/15/15 *                                  5,155          5,039,012
    Insight Midwest LP
    9.75%, 10/01/09                                    2,000          2,060,000
                                                                  -------------
                                                                     38,225,027
                                                                  -------------
Chemicals-0.7%
    Union Carbide Corp.
    7.75%, 10/01/96 *                                  5,000          5,346,375
                                                                  -------------
Communications-6.2%
    AT&T Corp.
    9.05%, 11/15/11                                   10,000         11,068,250
    British Telecommunications Plc
    8.375%, 12/15/10 *                                15,000         17,075,415
    Sprint Capital Corp.
    7.625%, 1/30/11                                   10,000         11,027,300
    TCI Communications Financing III
    9.65%, 3/31/27                                     5,000          5,410,530
                                                                  -------------
                                                                     44,581,495
                                                                  -------------
Communications - Mobile-2.6%
    New Cingular Wireless
    8.125%, 5/01/12 *                                 11,500         13,287,422
    Nextel Communications, Inc.
    Series E
    6.875%, 10/31/13                                   5,000          5,216,070
                                                                  -------------
                                                                     18,503,492
                                                                  -------------
Corporate-1.0%
    ZFS Finance USA Trust I
    6.15%, 12/15/65 (b)*                               7,000          7,050,876
                                                                  -------------
Energy-1.1%
    Massey Energy Co.
    6.875%, 12/15/13 (b)                               2,000          2,017,500
    Ras Laffan LNG III
    Series B
    5.838%, 9/30/27 (b)                                6,200          6,219,840
                                                                  -------------
                                                                      8,237,340
                                                                  -------------
Financial-5.0%
    AFC Capital Trust I
    Series B
    8.207%, 2/03/27                                   10,000         10,581,810

    Farmers Insurance Exchange
    8.625%, 5/01/24 (b)                                8,000          9,710,224
    ILFC E-Capital Trust I
    5.90%, 12/21/65 (b)                                3,175          3,187,475
    iStar Financial, Inc.
    6.00%, 12/15/10                                    4,505          4,574,521
    Kinder Morgan Finance
    6.40%, 1/05/36 (b)*                                2,900          2,972,161
    Resona Global Securities
    7.191%, 12/29/49 (b)                               5,000          5,304,870
                                                                  -------------
                                                                     36,331,061
                                                                  -------------
Food & Beverages-1.1%
    ConAgra Foods, Inc.
    6.75%, 9/15/11                                     1,740          1,853,403
    7.875%, 9/15/10                                    5,560          6,125,685
                                                                  -------------
                                                                      7,979,088
                                                                  -------------
Healthcare-2.1%
    AmerisourceBergen Corp.
    5.625%, 9/15/12 (b)                                5,000          5,000,000
    Coventry Health Care, Inc.
    5.875%, 1/15/12                                    1,660          1,676,600
    Wyeth
    6.50%, 2/01/34                                     7,500          8,256,263
                                                                  -------------
                                                                     14,932,863
                                                                  -------------
Industrial-1.1%
    Inco, Ltd.
    5.70%, 10/15/15                                    7,995          7,935,165
                                                                  -------------
Insurance-7.5%
    Liberty Mutual Group
    5.75%, 3/15/14 (b)                                10,000          9,870,760
    Mangrove Bay PassThru Trust
    6.102%, 7/15/33 (b)                               20,000         19,847,600
    Markel Capital Trust I
    Series B
    8.71%, 1/01/46                                     2,400          2,579,678
    North Front Pass Through Trust
    5.81%, 12/15/24 (b)                                5,000          5,004,630
    Ohio Casualty Corp.
    7.30%, 6/15/14                                     6,650          7,147,546
    Willis Group
    5.125%, 7/15/10                                    2,500          2,492,473
    W.R. Berkley Corp.
    5.60%, 5/15/15                                     7,500          7,477,830
                                                                  -------------
                                                                     54,420,517
                                                                  -------------

Metals / Mining-3.1%
    Alcan, Inc.
    5.20%, 1/15/14                                     3,500          3,461,546
    International Steel Group, Inc.
    6.50%, 4/15/14                                     2,565          2,565,000
    Ispat Inland ULC
    9.75%, 4/01/14                                     6,000          6,795,000
    Teck Cominco, Ltd.
    6.125%, 10/01/35                                  10,000          9,889,510
                                                                  -------------
                                                                     22,711,056
                                                                  -------------
Non-Air Transportation-1.0%
    CSX Transportation, Inc.
    9.75%, 6/15/20                                     5,200          7,099,274
                                                                  -------------
Paper/Packaging-3.0%
    Packaging Corp. of America
    5.75%, 8/01/13                                     5,650          5,548,746
    Weyerhaeuser Co.
    6.75%, 3/15/12 *                                  15,000         15,920,820
                                                                  -------------
                                                                     21,469,566
                                                                  -------------
Petroleum Products-3.3%
    Enterprise Products Operating L.P.
    5.00%, 3/01/15 *                                  10,000          9,525,830
    6.65%, 10/15/34                                    8,000          8,260,472
    Tengizchevroil LLP
    6.124%, 11/15/14 (b)                               6,215          6,320,655
                                                                  -------------
                                                                     24,106,957
                                                                  -------------
Public Utilities - Electric & Gas-13.4%
    Aquila, Inc.
    14.875%, 7/01/12                                   4,435          5,942,900
    Calenergy Co., Inc.
    8.48%, 9/15/28                                     6,000          7,613,658
    CP&L, Inc.
    5.25%, 12/15/15                                    2,600          2,596,724
    Duke Capital LLC
    6.75%, 2/15/32 *                                   6,000          6,529,524
    8.00%, 10/01/19                                    9,000         10,741,932
    FirstEnergy Corp.
    Series B
    6.45%, 11/15/11                                   19,480         20,648,741
    Indiantown Cogeneration L.P.
    Series A-9
    9.26%, 12/15/10                                    7,042          7,579,993
    Kansas Gas & Electric Co.
    5.647%, 3/29/21 (b)*                               5,000          4,948,650
    Pacific Gas & Electric Co.
    4.80%, 3/01/14                                    10,000          9,745,270
    Potomac Edison Co.
    5.35%, 11/15/14                                    3,500          3,498,285
    Progress Energy, Inc.
    7.10%, 3/01/11                                     6,000          6,473,520
    TECO Energy, Inc.
    7.00%, 5/01/12                                     5,000          5,250,000
    7.20%, 5/01/11                                     5,000          5,275,000
                                                                  -------------
                                                                     96,844,197
                                                                  -------------

Public Utilities - Telephone-2.0%
    Telecom Italia Capital
    4.00%, 1/15/10                                     5,000          4,762,240
    5.25%, 10/01/15                                    5,000          4,856,405
    6.00%, 9/30/34                                     5,000          4,816,775
                                                                  -------------
                                                                     14,435,420
                                                                  -------------
Retail-0.7%
    GSC Holdings Corp.
    8.00%, 10/01/12 (b)*                               5,000          4,700,000
                                                                  -------------
Supermarket/Drug-1.8%
    Delhaize America, Inc.
    9.00%, 4/15/31                                     7,000          8,229,326
    The Kroger Co.
    4.95%, 1/15/15 *                                   5,250          4,922,138
                                                                  -------------
                                                                     13,151,464
                                                                  -------------
    Total Corporate Debt Obligations
    (cost $579,895,951)                                             582,898,083
                                                                  -------------

                                                      Shares
PREFERRED STOCKS-8.6%
Banking-1.4%
    CoBank
    Series B (b)                                         100          5,147,100
    Royal Bank Scotland Group Plc
    Series N                                             200          5,026,000
                                                                  -------------
                                                                     10,173,100
                                                                  -------------
Building/Real Estate-0.7%
    Equity Residential
    Series N                                             200          4,774,000
                                                                  -------------
Communications-3.6%
    Centaur Funding Corp.
    Series B (b)                                          20         26,224,575
                                                                  -------------
Financial-2.1%
    Merrill Lynch & Co., Inc.
    Series 3                                             400         10,200,000

    Zurich Regcaps Funding Trust V (b)                     5          5,367,938
                                                                  -------------
                                                                     15,567,938
                                                                  -------------
Insurance-0.8%
    AmerUs Group Co.                                     225          5,850,000
                                                                  -------------
    Total Preferred Stocks                                           62,589,613
                                                                  -------------
    (cost $56,218,490)

                                                   Principal
                                                      Amount
                                                       (000)

U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-6.3%
Federal National Mortgage Association-4.2%
    5.50%, 3/01/35                                    30,955         30,658,003

U.S. Treasury Notes-2.1%
    2.50%, 10/31/06 (c)                               13,000         12,799,410
    4.25%, 8/15/15                                     2,430          2,398,580
                                                                  -------------
                                                                     15,197,990
                                                                  -------------
    Total U.S. Government & Government
    Sponsored Agency Obligations
    (cost $45,878,926)                                               45,855,993
                                                                  -------------

ASSET BACKED SECURITIES-1.4%
    Chase Issuance Trust
    Series 2005-A7, Cl.A7
    4.55%, 3/15/13
    (cost $10,045,911)                                10,000          9,880,000
                                                                  -------------
Short-Term Investment-2.4%
Commercial Paper-2.4%
    UBS Finance, Inc.
    4.19%, 1/03/06
    (cost $17,195,996)                                17,200         17,195,996
                                                                  -------------
Total Investments Before Security
Lending Collateral - 99.4%
(cost $709,235,274)                                                 718,419,685
                                                                  -------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-15.8%
Short-Term Investments
    Barton Capital
    4.25%, 1/03/06                                    18,000         17,991,500
    Deutsche Bank
    4.38%, 2/26/06                                    10,000         10,062,333
    Gotham Funding
    4.20-4.35%, 1/03/06-1/17/06                       40,000         39,923,156
    Morgan Stanley
    4.39%, 1/20/06 - 7/10/06                          25,000         25,000,000
    West LB
    4.40%, 2/06/06                                    20,000         19,866,472
                                                                  -------------
                                                                    112,843,461
                                                                  -------------

                                                      Shares
                                                   ---------
    UBS Private Money Market Fund, LLC
    4.15%                                          1,071,836          1,071,836
                                                                   -------------
    Total Investment of Cash Collateral for
    Securities Loaned
    (cost $113,915,297)                                             113,915,297
                                                                   -------------
    Total Investments-115.2%
    (cost $823,150,571)                                             832,334,982
    Other assets less liabilities - (15.2%)                        (109,785,970)
                                                                  -------------
    Net Assets - 100%                                             $ 722,549,012
                                                                  -------------

CREDIT DEFAULT SWAP CONTRACTS

                                                       Notional                                  Unrealized
Swap Counterparty &                                     Amount     Interest    Termination     Appreciation/
Referenced Obligation                                    (000)       Rate         Date         (Depreciation)
-------------------------------------------------------------------------------------------------------------
Buy:
Lehman Brothers                                         10,000       1.58%       9/20/07          $ 49,367
    Avalon Bay Communities, Inc.
    Series H, Preferred Stock
    CIT Group, Inc. Series A, Preferred Stock
    Duke Energy Corp., Series C
    Preferred Stock
    Merrill Lynch & Co., Inc.
    Series 1, Preferred Stock
    MetLife, Inc., Series B, Preferred Stock
    Royal Bank of Scotland Group plc,
    Series M, Preferred Stock
    Washington Mutual, Inc. Series A

Lehman Brothers                                         10,000       0.77       12/20/10           (14,752)
    Simon Property Group, Inc.
    Series F, Preferred Stock

Lehman Brothers                                          5,000       0.85       12/20/10             1,378
    Regency Centers Corp.

Merrill Lynch                                            6,000       0.53       12/20/15            70,711
    Union Pacific Corp.

Morgan Stanley                                           6,000       0.63       12/20/10            10,372
    Amerada Hess Corp.

Sell:
JP Morgan                                                1,500       4.55       12/20/10            10,022
    General Motors Acceptance Corp.

INTEREST RATE SWAP CONTRACT

                                                                 Rate Type
                                                      ---------------------------------
                            Notional                     Payments           Payments
              Swap           Amount    Termination        made by          received by      Unrealized
          Counterparty       (000)        Date         the Portfolio      the Portfolio    Depreciation
-------------------------------------------------------------------------------------------------------
J. P. Morgan +              150,000      3/15/15          5.218%         3 Month LIBOR++   $(2,958,003)

+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is March 15, 2006.
++    LIBOR (London Interbank Offered Rate).
+++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is Decemeber 16, 2005.

*     Represents entire or partial securities out on loan.

(a) Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $151,494,791 or 21.0% of net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swaps.

      Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN BOND FUND U.S. GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005  (unaudited)

                                                                 Principal
                                                                    Amount
                                                                      (000)     U.S. $ Value
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS-87.1%
U.S. Treasury Bonds-34.0%
6.25%, 8/15/23-5/15/30                                            $ 66,300     $  80,749,344
7.125%, 2/15/23 *                                                   20,000        25,871,880
7.25%, 5/15/16 *                                                    20,000        24,557,820
7.50%, 11/15/16                                                     23,000        28,890,162
11.25%, 2/15/15 *                                                   20,000        30,112,500
12.50%, 8/15/14 (a)                                                 45,150        57,271,737
                                                                               -------------
                                                                                 247,453,443
                                                                               -------------
U.S. Treasury Notes-29.3%
2.00%, 7/15/14                                                       7,651         7,607,844
3.00%, 2/15/09 *                                                    25,600        24,570,010
3.25%, 1/15/09                                                      28,600        27,691,721
3.375%, 11/15/08 *                                                  21,750        21,166,317
3.625%, 1/15/10                                                      7,010         6,817,772
3.875%, 5/15/09 *                                                   22,545        22,190,976
4.00%, 6/15/09-2/15/14 *                                            81,235        79,875,372
4.75%, 5/15/14 *                                                    22,610        23,160,237
                                                                               -------------
                                                                                 213,080,249
                                                                               -------------
Federal National Mortgage Association-11.4%
5.00%, 12/01/17-10/25/33                                            25,253        24,985,366
5.01%, 10/01/35                                                      2,394         2,387,326
5.50%, 9/25/17-3/25/33                                              13,206        13,225,036
5.50%, TBA                                                          24,270        24,027,300
6.00%, 12/01/13-2/01/14                                              9,187         9,387,214
6.50%, 4/25/32-9/25/42                                               9,025         9,305,345
                                                                               -------------
                                                                                  83,317,587
                                                                               -------------
Federal Home Loan Mortgage Corp.-9.5%
4.94%, 9/01/35                                                       3,627         3,603,394
5.00%, 4/15/15-6/15/31                                              43,482        42,758,430
5.50%, 7/15/17                                                      10,795        10,931,665
6.00%, 6/01/20-5/15/35                                              11,772        11,923,058
                                                                               -------------
                                                                                  69,216,547
                                                                               -------------
Government National Mortgage Association-2.9%
Single Family Homes
6.00%, 7/20/32                                                       2,910         2,982,052
7.00%, 12/15/26                                                      3,498         3,678,498
7.50%, 12/15/14                                                      8,391         8,825,500
8.00%, 3/15/12                                                       3,796         3,971,983
8.15%, 9/15/20                                                         483           519,355
9.00%, 12/15/09-12/15/19                                             1,068         1,115,297
                                                                               -------------
                                                                                  21,092,685
                                                                               -------------
Total U.S. Government & Government Sponsored Agency
Obligations
(cost $633,251,260)                                                              634,160,511
                                                                               -------------
COLLATERALIZED MORTGAGE OBLIGATIONS-12.0%
Adjustable Rate Mortgage Trust
Series 2005-11 Cl.2A41
5.366%, 2/25/36                                                      3,073         3,064,923

Citicorp Mortgage Securities, Inc.
Series 2004-7 Cl.1A1
5.25%, 9/25/34                                                       6,432         6,379,605
Countrywide Alternative Loan Trust
Series 2005-27 Cl.2X2
0.32%, 8/25/35                                                       8,855           224,110
Series 2005-27 Cl.2X1
1.342%, 8/25/35                                                     47,225         1,556,995
Series 2005-59 Cl.2X
1.524%, 11/20/35                                                    15,927           637,092
Series 2005-64CB Cl.1A1
5.50%, 12/25/35                                                      8,064         8,099,674
Countrywide Home Loans
Series 2004-J9 Cl.2A1
5.25%, 1/25/35                                                       6,096         6,043,663
Series 2005-12 Cl.1A5
5.25%, 5/25/35                                                       8,315         8,210,621
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-R2 Cl.A1
5.05%, 12/28/33 (b)                                                  3,816         3,435,658
Series 2004-8 Cl.1A2
5.25%, 12/25/34                                                      6,050         5,999,527
Deutsche Alt-A Securities, Inc.
Series 2005-6 Cl.1A3
5.50%, 12/25/35                                                      2,519         2,530,095
Greenpoint Mortgage Funding Trust
Series 2005-AR5 Cl.4X1
zero coupon, 11/25/45                                               19,000           424,460
Series 2005-AR5 Cl.4X2
zero coupon, 11/25/45                                               11,000           185,680
LB UBS Commercial Mortgage Trust
Series 2005-C7 Cl.XCL
0.074%, 11/15/40 (b)                                               123,184         1,240,463
Master Adjustable Rate Mortgages Trust
Series 2004-8 Cl.5A1
4.72%, 8/25/34                                                       3,711         3,658,335
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A5 Cl.A3
4.442%, 6/25/35                                                      8,355         8,028,654
Merrill Lynch Mortgage Trust
Series 2005-LC1 Cl.A4
5.291%, 1/12/44                                                      1,950         1,965,600
Residential Asset Mortgage Products, Inc.
Series 2004-SL2 Cl.A2
6.50%, 10/25/31                                                      5,560         5,634,596
Residential Asset Securitization Trust
Series 2003-A15 Cl.B2
5.58%, 2/25/34                                                       1,741         1,664,199
SASCO Net Interest Margin Trust
Series 2004-9XS Cl.A
5.25%, 5/28/34 (b)                                                   1,319         1,308,732
Structured Asset Mortgage Investments
Series 2005-AR7 Cl.5X1
1.233%, 3/25/46                                                      5,000           164,850
Structured Asset Securities Corp.
Series 2003-6A Cl.B3
5.45%, 3/25/33                                                       2,579         2,505,178
Series 2002-3 Cl.B3
6.50%, 3/25/32                                                       3,397         3,373,824
Washington Mutual
Series 2005-AR7 Cl.A4
4.939%, 8/25/35                                                      2,073         2,050,893
Wells Fargo Mortgage Backed Securities
Series 2005-AR16 Cl.6A3
5.00%, 10/25/35                                                      3,878         3,841,345

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2 Cl.2A1
4.56%, 3/25/35                                                       5,365         5,269,919
                                                                               -------------
Total Collateralized Mortgage Obligations
(cost $88,846,420)                                                                87,498,691
                                                                               -------------
ASSET BACKED SECURITIES-1.8%
Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2004-2N Cl.N1
5.00%, 2/25/35 (b)                                                     619           618,428
                                                                               -------------
Adjustable Rate - 1.7%
Long Beach Mortgage Loan Trust
Series 2003-1 Cl.M2
6.42875%, 3/25/33                                                    6,465         6,521,569
Morgan Stanley ABS Capital I
Series 2004-NC3 Cl.M2
5.47875%, 3/25/34                                                    6,000         6,045,000
                                                                               -------------
                                                                                  12,566,569
                                                                               -------------
Total Asset Backed Securities
(cost $13,274,411)                                                                13,184,997
                                                                               -------------
STRIPPED MORTGAGE BACKED SECURITIES-1.5%
Morgan Stanley Capital I
Series 2003-IQ4 Cl.X1
0.21%, 5/15/40 (b)                                                  97,587         3,742,447
Mortgage Capital Funding, Inc.
Series 1996-MC2 Cl.X
2.12%, 12/21/26                                                     29,660           223,341
Prudential Securities Secured Financing Corp.
Series 1999-NRF1 Cl.AEC
0.80%, 11/01/31 (b)                                                281,236         7,120,887
                                                                               -------------
Total Stripped Mortgage Backed Securities
(cost $12,223,877)                                                                11,086,675
                                                                               -------------
COMMERCIAL MORTGAGE BACKED SECURITIES-0.6%
Commercial Mortgage Acceptance Corp.
Series 1997-ML1 Cl.A2
6.53%, 12/15/30                                                      2,691         2,713,581
Credit Suisse First Boston Mortgage
Series 2001-CK3 Cl.AX
0.98%, 6/15/34 (b)                                                  32,637         1,491,842
                                                                               -------------
Total Commercial Mortgage Backed Securities
(cost $3,985,459)                                                                  4,205,423
                                                                               -------------
SHORT-TERM INVESTMENTS-0.1%
U.S. Treasury Bill-0.1%
zero coupon, 3/16/06 (c)
(amortized cost $743,995)                                              750           743,995
                                                                               -------------
Total Investments Before Security Lending Collateral - 103.1%
(cost $752,325,422)                                                              750,880,292
                                                                               -------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED-30.3%
Short-Term Investments
Barton Capital
4.25%, 1/03/06                                                      11,029        11,023,792
Concord
4.346%, 1/12/06                                                     25,000        24,909,791

Deutsche Bank
4.37%, 2/26/06                                                      18,500        18,513,949
Goldman Sachs
4.42%, 9/01/06                                                      25,000        25,000,000
Lexington Parker
4.329%, 1/06/06                                                     30,000        29,938,800
Morgan Stanley
4.38%-4.39%, 1/06/06-7/10/06                                        56,000        56,000,000
Sigma Finance
4.18%, 3/06/06-7/25/06                                              38,000        38,244,350
Westpac
4.152%, 1/04/06                                                     16,300        16,290,605
                                                                               -------------
                                                                                 219,921,287
                                                                               -------------

UBS Private Money Market Fund, LLC                                  Shares
4.15%                                                              619,805           619,805
                                                                               -------------
Total Investment of Cash Collateral for Securities Loaned
(cost $220,541,092)                                                              220,541,092
                                                                               -------------
Total Investments-133.4%
(cost $972,866,514)                                                              971,421,384
Other assets less liabilities-(33.4%)                                           (243,038,753)
                                                                               -------------
Net Assets-100%                                                                $ 728,382,631
                                                                               -------------

FINANCIAL FUTURES CONTRACTS SOLD

                                                                            Value at         Unrealized
                         Number of        Expiration       Original       December 31,     Appreciation/
Type                     Contracts          Month            Value            2005         (Depreciation)
---------------------------------------------------------------------------------------------------------
U.S. Treasury
Note 2 Yr Future            131           March 2006      $26,881,151     $ 26,879,563      $     1,588

U.S. Treasury
Note 5 Yr Future            236           March 2006       25,024,393       25,097,125          (72,732)

U.S. Treasury
Note 10 Yr Future           459           March 2006       49,944,034       50,217,469         (273,435)
                                                                                            -----------
                                                                                            $  (344,579)
                                                                                            -----------

REVERSE REPURCHASE AGREEMENTS

Broker                               Interest Rate    Maturity       Amount
--------------------------------------------------------------------------------
Citigroup Global Markets, Inc.           3.70%         1/03/06    $ 1,315,270

*     Represents entire or partial securities out on loan.
(a) Position, or portion thereof, with a market value of $1,268,477 segregated to collateralize reverse repurchase agreements.
(b) Security is exempt from Registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2005, the aggregate market value of these securities amounted to $18,958,457 representing 2.6% of net assets.
(c) Position, or a portion thereof, with a market value of $743,995 has been segregated to collateralize margin requirements for open futures contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 21, 2006

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 21, 2006